UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     July 1, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $174,837 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109      204   100200 SH       SOLE                        0        0   100200
BANK OF AMERICA CORPORATION    COM              060505104      323     7821 SH       SOLE                        0        0     7821
BOSTON PRIVATE FINL HLDGS IN   COM              101119105      271    10000 SH       SOLE                        0        0    10000
COACH INC                      COM              189754104      331    10808 SH       SOLE                        0        0    10808
GOLDMAN SACHS GROUP INC        COM              38141G104   152184   707669 SH       SOLE                        0        0   707669
INTEL CORP                     COM              458140100      256     9600 SH       SOLE                        0        0     9600
JAZZ TECHNOLOGIES INC          COM              47214E102      350   211836 SH       SOLE                        0        0   211836
UNITEDHEALTH GROUP INC         COM              91324P102     2068    35527 SH       SOLE                        0        0    35527
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1211    18426 SH       SOLE                        0        0    18426
VANGUARD INDEX FDS             MID CAP ETF      922908629      315     4168 SH       SOLE                        0        0     4168
VANGUARD INDEX FDS             SMALL CP ETF     922908751      206     3033 SH       SOLE                        0        0     3033
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5059    48504 SH       SOLE                        0        0    48504
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     7016   103560 SH       SOLE                        0        0   103560
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     5043    67399 SH       SOLE                        0        0    67399